Unaudited Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2019
Unaudited Quarterly Data
Schedule of Unaudited Quarterly Data

Quarter Ended	March 31,		June 30,		September 30,		December 31,		Total
Fiscal year 2019	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$
Revenue	81,074	12,080	88,117	12,836	79,586	11,593	86,843	12,474	335,620	48,209
Gross profit	12,404	1,848	18,629	2,714	21,590	3,145	30,987	4,451	83,610	12,010
Net income (loss)	(3,374)	(503)	951	139	3,443	502	10,343	1,487	11,363	1,632
Basic and diluted earnings (loss) per share	(1.03)	(0.15)	0.29	0.04	1.05	0.15	3.17	0.46	3.48	0.50